Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Harbor Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Money Market Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal Style Characteristics: Very short-term high quality money market instruments

The Fund invests in U.S. dollar-denominated money market securities. These may include obligations issued by:
  U.S. government and its agencies and instrumentalities
  U.S. states and municipalities
  U.S. and foreign banks
  Corporate issuers
  Foreign governments
  Multinational organizations such as the World Bank
The Subadviser selects securities for the Fund’s portfolio by:
  Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.
  Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.
The Fund may invest more than 25% of its assets in securities in the banking industry. The Fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

Minimum Credit Quality. At least 95% of the Fund’s investments are rated in the rating agencies’ highest short-term rating category or are unrated securities the Subadviser determines to be of equivalent quality.

		Maximum Maturity. The Fund maintains a dollar-weighted average maturity (WAM) of 60 days or less and a dollar-weighted average life (WAL) of 120 days or less. The securities held in the Fund’s portfolio have remaining maturities of 397 days or less. The weighted average maturity of the Fund’s portfolio was 47 days as of December 31, 2014.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest more than 25% of its assets in securities in the banking industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.

Credit risk: The issuer or guarantor of a security owned by the Fund could default on its obligations to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation.

Selection risk: The Subadviser’s judgment about the attractiveness or value of a particular security may be incorrect.

Foreign securities risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Industry concentration risk: The Fund may invest more than 25% of its assets in securities in the banking industry. As a result, the Fund’s performance may depend to a large extent on the overall condition of that industry.

Regulatory risk: The Securities and Exchange Commission recently adopted changes to the rules that govern money market funds. These changes will: (1) permit, subject to the discretion of the Board of Trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating NAV rounded to the fourth decimal place. “Government money market funds,” which are money market funds that limit their investments to cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully, are exempt from these requirements. These changes may affect the Fund’s investment strategies, operations and/or return potential. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes which have a phase in compliance period ranging from July 2015 through October 2016.

Market and issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

		Stable net asset value risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which may adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, including the Fund’s current 7-day SEC yield, please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	1.29%	3rd/2007
Worst Quarter	0.01%	4th/2014

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2014
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Current 7- Day SEC Yield for Period Ended December 31, 2014
Harbor Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.28%	[1],[3],[5]
One Year	rr_ExpenseExampleYear01	29
Three Years	rr_ExpenseExampleYear03	97
Five Years	rr_ExpenseExampleYear05	171
Ten Years	rr_ExpenseExampleYear10	390
One Year	rr_ExpenseExampleNoRedemptionYear01	29
Three Years	rr_ExpenseExampleNoRedemptionYear03	97
Five Years	rr_ExpenseExampleNoRedemptionYear05	171
Ten Years	rr_ExpenseExampleNoRedemptionYear10	390
2005	rr_AnnualReturn2005	2.91%
2006	rr_AnnualReturn2006	4.83%
2007	rr_AnnualReturn2007	5.09%
2008	rr_AnnualReturn2008	2.47%
2009	rr_AnnualReturn2009	0.20%
2010	rr_AnnualReturn2010	0.18%
2011	rr_AnnualReturn2011	0.09%
2012	rr_AnnualReturn2012	0.10%
2013	rr_AnnualReturn2013	0.08%
2014	rr_AnnualReturn2014	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
One Year	rr_AverageAnnualReturnYear01	0.06%
Five Years	rr_AverageAnnualReturnYear05	0.10%
Ten Years	rr_AverageAnnualReturnYear10	1.58%
Life of Class	rr_AverageAnnualReturnSinceInception	3.51%
inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 1987
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.08%
Harbor Money Market Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.53%	[1],[3],[5]
One Year	rr_ExpenseExampleYear01	54
Three Years	rr_ExpenseExampleYear03	176
Five Years	rr_ExpenseExampleYear05	310
Ten Years	rr_ExpenseExampleYear10	699
One Year	rr_ExpenseExampleNoRedemptionYear01	54
Three Years	rr_ExpenseExampleNoRedemptionYear03	176
Five Years	rr_ExpenseExampleNoRedemptionYear05	310
Ten Years	rr_ExpenseExampleNoRedemptionYear10	699
One Year	rr_AverageAnnualReturnYear01	0.06%
Five Years	rr_AverageAnnualReturnYear05	0.10%
Ten Years	rr_AverageAnnualReturnYear10	1.48%
Life of Class	rr_AverageAnnualReturnSinceInception	1.28%
inception date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.08%
Harbor Money Market Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.03%
Five Years	rr_AverageAnnualReturnYear05	0.09%
Ten Years	rr_AverageAnnualReturnYear10	1.54%
Life of Class	rr_AverageAnnualReturnSinceInception	3.64%
inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 1987

[1]	The Adviser has contractually agreed to reduce the management fee to 0.18% through February 29, 2016. Only the Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.
[3]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), through February 29, 2016. Only the Board of Trustees may modify or terminate this agreement.
[4]	and Expense Reimbursement
[5]	After Fee Waiver and Expense Reimbursement